Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Assets allocated [Abstract]
Contracted concessional assets	$ 8,173,917	$ 8,155,418
Investments carried under the equity method	296,762	116,614
Current financial investments	207,801	200,084
Cash and cash equivalents (project companies)	763,545	868,501	$ 788,895	$ 562,795
Total assets	10,052,618	9,938,354
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,278,880	5,237,614
Grants and other liabilities	1,271,460	1,229,767
Long-term and short-term corporate debt	1,030,079	993,725
Total liabilities	8,291,029	8,197,473
Equity	1,761,589	1,740,881	$ 1,642,047	$ 1,714,856
Total liabilities and equity	10,052,618	9,938,354
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,396,242	3,073,785
Investments carried under the equity method	256,250	74,660
Current financial investments	135,664	129,264
Cash and cash equivalents (project companies)	242,677	206,344
Total assets	4,030,633	3,484,053
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,843,700	1,623,284
Grants and other liabilities	1,066,410	1,078,974
Total liabilities	2,910,110	2,702,258
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,219,002	1,211,952
Investments carried under the equity method	13	0
Current financial investments	27,846	27,836
Cash and cash equivalents (project companies)	79,908	70,861
Total assets	1,326,769	1,310,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	902,983	902,500
Grants and other liabilities	14,399	11,355
Total liabilities	917,382	913,855
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,558,673	3,869,681
Investments carried under the equity method	40,699	41,954
Current financial investments	44,291	42,984
Cash and cash equivalents (project companies)	362,014	255,530
Total assets	4,005,677	4,210,149
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,532,197	2,711,830
Grants and other liabilities	190,651	139,438
Total liabilities	2,722,848	2,851,268
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,173,917	8,155,418
Investments carried under the equity method	296,762	116,614
Current financial investments	207,801	200,084
Cash and cash equivalents (project companies)	684,599	532,735
Total assets	9,363,079	9,004,851
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,278,880	5,237,614
Grants and other liabilities	1,271,460	1,229,767
Total liabilities	6,550,340	6,467,381
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	253,170	242,044
Other current assets (including cash and cash equivalents at holding company level)	436,369	691,459
Total assets	689,539	933,503
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,030,079	993,725
Other non-current liabilities	552,251	589,107
Other current liabilities	158,359	147,260
Total liabilities	1,740,689	1,730,092
Equity	1,761,589	1,740,881
Total liabilities and equity	$ 3,502,278	$ 3,470,973